                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-82510



               SUPPLEMENT DATED JULY 30, 2002 TO THE PROSPECTUS OF
               MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS X
                              HIGH YIELD PORTFOLIO
                                DATED MAY 1, 2002

         The first sentence in the first paragraph under the heading "Principal Investment Strategies" in the sub-section of the Prospectus pertaining to the High Yield Portfolio in the section of the Prospectus titled "THE PORTFOLIOS" is hereby deleted and replaced with the following:

         The Portfolio will normally invest at least 80% of its assets in fixed-income securities (including zero coupon securities) rated below Baa by Moody's or below BBB by S&P or in nonrated securities considered by the Investment Manager to be appropriate investments for the Portfolio.

         The first point under the third paragraph under that heading is hereby deleted and replaced with the following:

         o Higher rated fixed-income securities -- The Portfolio may invest in securities rated Baa or BBB or higher (or, if not rated, determined to be of comparable quality) when the Investment Manager believes that such securities may produce attractive yields.

                            ------------------------

               SUPPLEMENT DATED JULY 30, 2002 TO THE PROSPECTUS OF
               MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y
                              HIGH YIELD PORTFOLIO
                                DATED MAY 1, 2002

         The first sentence in the first paragraph under the heading "Principal Investment Strategies" in the sub-section of the Prospectus pertaining to the High Yield Portfolio in the section of the Prospectus titled "THE PORTFOLIOS" is hereby deleted and replaced with the following:

         The Portfolio will normally invest at least 80% of its assets in fixed-income securities (including zero coupon securities) rated below Baa by Moody's or below BBB by S&P or in nonrated securities considered by the Investment Manager to be appropriate investments for the Portfolio.

         The first point under the third paragraph under that heading is hereby deleted and replaced with the following:

         o Higher rated fixed-income securities -- The Portfolio may invest in securities rated Baa or BBB or higher (or, if not rated, determined to be of comparable quality) when the Investment Manager believes that such securities may produce attractive yields.